Securities - Summary of Allowance for Credit Losses - Securities at Amortized Cost (Detail) - Debt securities at amortized cost [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 22	$ 25	$ 22	$ 23
Provision for credit losses
Purchases	3	1	8	9
Sales and maturities				(1)
Changes in risk, parameters and exposures	1	(5)	(5)	(10)
Exchange rate and other	(2)	1	(1)	1
Balance at end of period	24	22	24	22
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	9	9	8	5
Provision for credit losses
Purchases	3	1	8	9
Sales and maturities				(1)
Changes in risk, parameters and exposures	(1)	(3)	(6)	(6)
Exchange rate and other	(1)
Balance at end of period	10	7	10	7
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	13	16	14	18
Provision for credit losses
Changes in risk, parameters and exposures	2	(2)	1	(4)
Exchange rate and other	(1)	1	(1)	1
Balance at end of period	$ 14	$ 15	$ 14	$ 15